Cash flows information - Disclosure of Transactions not Requiring Use of Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investing activities
Right-of-use assets	$ (4,303,756)	$ (2,303,932)	$ (1,422,168)
Property, furniture, equipment, leasehold improvements	(233,466)	(135,495)	(178,685)
Financing activities
Lease liabilities	4,303,756	2,303,932	1,422,168
Long-term debt	$ 233,466	$ 135,495	$ 178,685